STOCKPILES AND ORE ON LEACH PADS - Write-downs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Write-downs
Inventory write-downs	$ 212	$ 298	$ 236
Carlin
Write-downs
Inventory write-downs	4	2	4
Twin Creeks
Write-downs
Inventory write-downs		1
Yanacocha
Write-downs
Inventory write-downs	4	3	3
Phoenix
Write-downs
Inventory write-downs	4	12	5
Depreciation and amortization
Write-downs
Inventory write-downs	2	3	2
Stockpiles and ore on leach pads | Carlin
Write-downs
Inventory write-downs	83	105	163
Stockpiles and ore on leach pads | Twin Creeks
Write-downs
Inventory write-downs	46	22	20
Stockpiles and ore on leach pads | Yanacocha
Write-downs
Inventory write-downs	70	187	138
Stockpiles and ore on leach pads | Ahafo
Write-downs
Inventory write-downs	31	100
Stockpiles and ore on leach pads | Akyem
Write-downs
Inventory write-downs	45
Stockpiles and ore on leach pads | Boddington
Write-downs
Inventory write-downs			21
Stockpiles and ore on leach pads | Costs applicable to sales
Write-downs
Inventory write-downs	198	283	226
Stockpiles and ore on leach pads | Depreciation and amortization
Write-downs
Inventory write-downs	$ 77	$ 131	$ 116